DEBT (Financing Facilities) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2017	Jul. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revolving Credit Facility [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 50,000
INSW Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 628,375
Line of credit facility, maximum borrowing capacity							50,000
Debt instrument, basis spread on variable rate						2.00%
Repayments of debt			$ 458,416
Debt instrument, collateral amount						$ 1,102,844
INSW Facilities [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							628,375
Repayments of debt				$ 458,416
INSW Facilities [Member] | 1-Month London Interbank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.00%
INSW Facilities [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.50%
Term Loan Facility, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 500,000
Debt instrument, Accordion Feature		$ 50,000				$ 50,000
Debt instrument, amortization, quarterly percentage of original principal amount						0.625%
Debt instrument, additional mandatory prepayments, percentage						50.00%
Debt instrument, maximum amount of cash dividend						$ 15,000
Debt instrument, collateral amount						$ 300,000
Debt Instrument, Covenant, Fair Market Value of Collateral, Percentage						41.00%
Term Loan Facility, due 2022 [Member] | Scenario, Plan [Member]
Debt Instrument [Line Items]
Debt instrument, additional mandatory prepayments, percentage					1.25%
Revolver Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 50,000
Proceeds from Issuance of Debt	$ 30,000	$ 50,000
Maximum [Member] | Term Loan Facility, due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant, Fair Market Value of Collateral, Percentage						65.00%